Intangible Assets, Net - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Goodwill And Intangible Assets Disclosure [Abstract]
Amortization of intangible assets	¥ 3,476	$ 533	¥ 907	¥ 113
Weighted average amortization periods of intangible assets	14 years 1 month 6 days	14 years 1 month 6 days	8 years 10 months 24 days